UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY              8/13/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]

/s/ Ellen H. Adams               New York, NY              8/13/07
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                                         VALUE    SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   x($1000)  PRN AMT    PRN CALL DISCRETN MANAGERS    SOLE    SHARED      NONE
---------------------------------------------------------------- -------------------------------------------------------------------
ACTIVISION INC NEW             COM NEW        004930202   25,952 1,390,028   SH        SOLE      N/A    1,390,028
AMERICAN TOWER CORP            CL A           029912201   26,712   635,993   SH        SOLE      N/A      635,993
ATHEROS COMMUNICATIONS INC     COM            04743P108    3,161   102,500   SH        SOLE      N/A      102,500
BOEING CO                      COM            097023105   19,197   199,638   SH        SOLE      N/A      199,638
CELGENE CORP                   COM            151020104   21,523   375,419   SH        SOLE      N/A      375,419
CIENA CORP                     COM NEW        171779309   31,896   882,800   SH        SOLE      N/A      882,800
CISCO SYS INC                  COM            17275R102   19,659   705,906   SH        SOLE      N/A      705,906
COMMSCOPE INC                  COM            203372107   12,855   220,300   SH        SOLE      N/A      220,300
CORNING INC                    COM            219350105   31,187 1,220,609   SH        SOLE      N/A    1,220,609
COUNTRYWIDE FINANCIAL CORP     COM            222372104   21,549   592,826   SH        SOLE      N/A      592,826
DADE BEHRING HLDGS INC         COM            23342J206   12,563   236,500   SH        SOLE      N/A      236,500
ELECTRONIC ARTS INC            COM            285512109   29,728   628,229   SH        SOLE      N/A      628,229
EQUINIX INC                    COM NEW        29444U502   34,217   374,080   SH        SOLE      N/A      374,080
FOSTER WHEELER LTD             SHS NEW        G36535139   20,874   195,100   SH        SOLE      N/A      195,100
GAMESTOP CORP NEW              CL A           36467W109   22,192   567,568   SH        SOLE      N/A      567,568
GENERAL CABLE CORP DEL NEW     COM            369300108   29,863   394,229   SH        SOLE      N/A      394,229
GOLDMAN SACHS GROUP INC        COM            38141G104   19,031    87,800   SH        SOLE      N/A       87,800
GOOGLE INC                     CL A           38259P508   30,143    57,667   SH        SOLE      N/A       57,667
INTEL CORP                     COM            458140100   20,483   862,800   SH        SOLE      N/A      862,800
KLA-TENCOR CORP                COM            482480100   23,475   427,203   SH        SOLE      N/A      427,203
LAM RESEARCH CORP              COM            512807108   20,207   393,123   SH        SOLE      N/A      393,123
LIMELIGHT NETWORKS INC         COM            53261M104    4,666   235,910   SH        SOLE      N/A      235,910
MARTIN MARIETTA MATLS INC      COM            573284106    9,543    58,900   SH        SOLE      N/A       58,900
MEMC ELECTR MATLS INC          COM            552715104   13,467   220,334   SH        SOLE      N/A      220,334
METROPCS COMMUNICATIONS INC    COM            591708102      322     9,750   SH        SOLE      N/A        9,750
MICRON TECHNOLOGY INC          COM            595112103   13,095 1,045,100   SH        SOLE      N/A    1,045,100
MIRANT CORP NEW                COM            60467R100   11,593   271,813   SH        SOLE      N/A      271,813
MOTOROLA INC                   COM            620076109   18,734 1,058,400   SH        SOLE      N/A    1,058,400
NII HLDGS INC                  CL B NEW       62913F201   45,368   561,900   SH        SOLE      N/A      561,900
NOKIA CORP                     SPONSORED ADR  654902204   20,609   733,150   SH        SOLE      N/A      733,150
PETROHAWK ENERGY CORP          COM            716495106    8,742   551,171   SH        SOLE      N/A      551,171
QUALCOMM INC                   COM            747525103   38,480   886,832   SH        SOLE      N/A      886,832
RESEARCH IN MOTION LTD         COM            760975102   16,883    84,421   SH        SOLE      N/A       84,421
SANDISK CORP                   COM            80004C101   13,356   272,900   SH        SOLE      N/A      272,900
SAVVIS INC                     COM NEW        805423308   27,708   559,643   SH        SOLE      N/A      559,643
SEMITOOL INC                   COM            816909105    7,205   749,721   SH        SOLE      N/A      749,721
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A       848574109   13,494   374,300   SH        SOLE      N/A      374,300
STARWOOD HOTELS&RESORTS WRLD   COM            85590A401    9,632   143,615   SH        SOLE      N/A      143,615
TEXAS INDS INC                 COM            882491103    9,315   118,800   SH        SOLE      N/A      118,800
TIME WARNER TELECOM INC        CL A           887319101   33,576 1,670,454   SH        SOLE      N/A    1,670,454
TYCO INTERNATIONAL LTD         WHEN ISSUED    G9143X208   18,797   556,300   SH        SOLE      N/A      556,300
UAL CORP                       COM NEW        902549807    1,569    38,660   SH        SOLE      N/A       38,660
VULCAN MATLS CO                COM            929160109    9,415    82,200   SH        SOLE      N/A       82,200
YINGLI GREEN ENERGY HLDG CO    ADR            98584B103       27     1,840   SH        SOLE      N/A        1,840

                             44                          822,059




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         822,059
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE